UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                           to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002097853

SG Residential Mortgage Trust 2025-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jay Strauss
(203) 355-6113

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Data Compare Report
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Report
99.6	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.7	Canopy Exceptions Report
99.8	Canopy Rating Agency Grades
99.9	Canopy Data Compare
99.10	Canopy ATR QM Report
99.11	Canopy Valuation Report
99.12	Clarifii LLC (“Clarifii”) Executive Summary
99.13	Clarifii Rating Agency Grades Detail Report
99.14	Clarifii Rating Agency Grades Summary Report
99.15	Clarifii Data Compare Report
99.16	Clarifii ATR QM Report
99.17	Clarifii Valuation Report
99.18	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.19	Selene Standard Findings Report
99.20	Selene Rating Agency Grades Report
99.21	Selene Data Compare Report
99.22	Selene Mortgage Loan Schedule Report
99.23	Selene Valuation Report
99.24	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.25	Clayton Exception Detail Report
99.26	Clayton Exception Detail Loan Level Report
99.27	Clayton Rating Agency Grades Report
99.28	Clayton ATR QM Upload
99.29	Clayton Valuations Summary Report
99.30	Clayton Tape Compare Report
99.31	Clayton Standard Upload

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 2, 2025

KH III SG RESI LP, a Cayman Islands exempted limited partnership acting by its general partner KH III SG GP LLC

	By:	Shelter Growth Capital Partners LLC, as Manager

	By:	/s/ Kevin Gasvoda
Name: Kevin Gasvoda
Title: Chief Financial Officer